STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4%
Alabama - 1.1%
Alabama 21st Century Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2021	1,240,000	1,304,654
Alabama 21st Century Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2020	1,500,000	1,526,445
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000	5,892,300
Black Belt Energy Gas District, Revenue Bonds, Refunding (Project No. 4) Ser. A1	4.00	12/1/2025	16,500,000	18,462,510
				27,185,909
Alaska - .5%
Alaska, GO, Ser. A	5.00	8/1/2028	5,560,000	6,620,181
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	5,000,000	5,859,200
				12,479,381
Arizona - 2.5%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2026	10,450,000	12,887,149
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2029	675,000	798,363
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2025	650,000	737,880
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2028	1,000,000	1,174,880
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2026	600,000	692,328
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Community) Ser. A	5.00	1/1/2027	525,000	612,906
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	10,000,000	11,970,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Arizona - 2.5% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2027	5,000,000	6,189,050
Maricopa County Special Health Care District, GO (Maricopa County Special Health Care District) Ser. C	5.00	7/1/2035	6,000,000	7,400,220
Maricopa County Special Health Care District, GO (Maricopa County Special Health Care District) Ser. C	5.00	7/1/2029	5,000,000	6,316,500
Mesa Utility System, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2033	5,000,000	5,449,850
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	10,000,000	11,092,300
				65,321,426
California - 12.8%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	10/1/2035	2,050,000	2,434,560
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,764,060
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,750,000	1,946,980
Anaheim Housing & Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2035	2,485,000	2,766,053
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2035	10,000,000	11,435,000
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	10,693,500
California, GO	5.25	9/1/2029	10,000,000	11,490,800
California, GO	5.25	10/1/2039	5,000,000	6,025,150
California, GO, Refunding	3.00	10/1/2033	5,000,000	5,286,550
California, GO, Refunding	4.00	9/1/2031	10,000,000	11,454,200
California, GO, Refunding	5.00	4/1/2031	9,900,000	12,743,775
California, GO, Refunding	5.00	10/1/2025	5,000,000	6,065,600
California, GO, Refunding	5.00	10/1/2029	5,000,000	6,063,650
California, GO, Refunding	5.00	4/1/2033	5,000,000	5,770,400
California, GO, Refunding	5.00	12/1/2023	2,500,000	2,882,450
California, GO, Refunding	5.00	12/1/2023	12,500,000	14,412,250

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
California - 12.8% (continued)
California Health Facilities Financing Authority, Revenue Bonds (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	11/15/2047	1,120,000	1,219,378
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	7,500,000	7,928,175
California Health Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph Health System Obligated Group) Ser. A	5.00	7/1/2033	10,000,000	11,254,500
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	4.00	10/1/2045	8,275,000	9,120,539
Evergreen School District, GO	4.00	8/1/2041	5,000,000	5,427,650
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2025	1,115,000	1,300,748
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2026	1,170,000	1,397,284
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2027	2,460,000	3,001,372
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2024	1,060,000	1,206,079
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2021	1,955,000	2,037,149
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2022	2,055,000	2,209,043
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2023	2,030,000	2,246,560
Glendale Unified School District, GO, Refunding	5.00	9/1/2024	650,000	747,936
Glendale Unified School District, GO, Refunding	5.00	9/1/2025	500,000	591,520
Glendale Unified School District, GO, Refunding	5.00	9/1/2026	500,000	606,220
Glendale Unified School District, GO, Refunding	5.00	9/1/2021	500,000	525,250
Glendale Unified School District, GO, Refunding	5.00	9/1/2022	715,000	773,587
Glendale Unified School District, GO, Refunding	5.00	9/1/2023	530,000	591,888
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	9,080,000	10,219,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
California - 12.8% (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2033	1,000,000		1,188,560
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2032	5,000,000		5,965,550
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2029	3,500,000		4,165,770
Long Beach Unified School District, GO, Ser. A	4.00	8/1/2038	10,300,000		11,490,989
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,470,045
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,818,540
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2024	1,080,000		1,247,800
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2023	825,000		926,500
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	9,060,000		11,002,555
Los Angeles Unified School District, GO, Refunding, Ser. A	5.00	7/1/2026	5,000,000		6,173,850
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[a]	2,856,880
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2026	1,060,000		1,274,957
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2025	1,300,000		1,527,266
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2024	1,000,000		1,145,320
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	6,610,000		8,064,993
Port of Oakland, Revenue Bonds, Refunding, Ser. O	5.00	5/1/2023	1,875,000		1,971,038
Redondo Beach Unified School District, GO, Refunding	5.00	8/1/2030	930,000		1,164,565
Redondo Beach Unified School District, GO, Refunding	5.00	8/1/2029	875,000		1,108,450
Redondo Beach Unified School District, GO, Refunding	5.00	8/1/2027	805,000		989,530
Redondo Beach Unified School District, GO, Refunding	5.00	8/1/2028	840,000		1,049,588

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
California - 12.8% (continued)
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2023	5,000,000	[b]	5,740,950
Sacramento County Sanitation Districts Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B, 3 Month LIBOR x .67 +.53%	1.96	12/1/2035	10,000,000	[c]	9,472,000
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, 3 Month LIBOR x .67 +.55%	1.98	6/1/2034	8,000,000	[c]	7,595,520
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2030	1,000,000		1,295,520
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2028	2,000,000		2,511,760
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2029	2,000,000		2,551,840
San Francisco City & County, COP, Refunding (Moscone Convention Center Expansion Project) Ser. B	4.00	4/1/2037	7,000,000		7,782,040
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000		5,049,144
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	2,500,000		3,087,125
San Francisco Community College District, GO, Refunding	5.00	6/15/2029	5,000,000		5,978,450
San Francisco Public Utilities Commission, Revenue Bonds, Refunding (Green Bond) Ser. D	5.00	11/1/2035	10,025,000		12,586,087
Southern California Public Power Authority, Revenue Bonds (Apex Power Project) Ser. A	5.00	7/1/2033	3,380,000		3,914,412
Southern California Public Power Authority, Revenue Bonds (Project No. 1) Ser. A	5.25	11/1/2020	4,000,000		4,138,160
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding	5.00	6/1/2037	1,000,000		1,220,270
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding	5.00	6/1/2034	500,000		616,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
California - 12.8% (continued)
University of California, Revenue Bonds, Refunding (Limited Project) Ser. I	5.00	5/15/2030	11,000,000	13,142,580
				328,924,520
Colorado - 2.8%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding (Insured; State Aid Withholding) Ser. A	5.00	12/1/2030	5,000,000	6,135,400
Colorado Energy Public Authority, Revenue Bonds	6.13	11/15/2023	4,470,000	4,959,867
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	4.00	11/15/2038	4,000,000	4,530,120
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2033	1,500,000	1,828,845
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	4,000,000	4,857,400
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B	5.00	8/1/2025	5,000,000	5,797,200
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B2	5.00	8/1/2026	5,000,000	5,917,900
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	4,965,000	5,493,574
Denver City & County Airport System, Revenue Bonds, Ser. A	5.00	11/15/2033	5,000,000	5,590,000
Regional Transportation District, COP, Refunding	5.00	6/1/2027	2,000,000	2,439,040
Regional Transportation District, COP, Refunding	5.00	6/1/2028	2,000,000	2,477,040
Regional Transportation District, COP, Refunding	5.00	6/1/2029	2,000,000	2,509,100
Regional Transportation District, COP, Refunding	5.00	6/1/2031	3,210,000	3,988,810
Regional Transportation District, COP, Refunding	5.00	6/1/2030	3,000,000	3,746,160
Regional Transportation District, COP, Refunding, Ser. A	5.00	6/1/2020	2,700,000	2,750,976

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Colorado - 2.8% (continued)
Regional Transportation District, COP, Refunding, Ser. A	5.50	6/1/2022	450,000	459,648
Regional Transportation District, COP, Refunding, Ser. A	5.50	6/1/2020	1,750,000	[b] 1,788,395
University of Colorado, Revenue Bonds, Refunding (Green Bond) Ser. C	2.00	10/15/2024	5,500,000	5,632,605
				70,902,080
Connecticut - .8%
Connecticut, GO, Ser. B	4.00	6/15/2030	3,000,000	3,308,220
Connecticut, GO, Ser. B	5.00	4/15/2022	5,000,000	5,426,800
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2028	1,070,000	1,292,410
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2030	7,055,000	8,451,608
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	2,135,000	2,285,945
Connecticut State Health & Educational Facilities Authority, Revenue Bonds (Connecticut College) Ser. H1	5.00	7/1/2041	1,045,000	1,098,368
				21,863,351
Delaware - .3%
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000	1,147,380
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000	1,670,925
University of Delaware, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	5,440,000	[b] 6,138,550
				8,956,855
District of Columbia - 2.4%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000	3,657,024
District of Columbia, Revenue Bonds, Refunding (Kipp DC Project) Ser. B	5.00	7/1/2037	1,010,000	1,194,042
District of Columbia, Revenue Bonds, Refunding, (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000	6,961,335
District of Columbia, Revenue Bonds, Refunding, (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	5,822,433
District of Columbia, Revenue Bonds, Ser. A	5.00	3/1/2033	3,535,000	4,542,510
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	15,495,000	19,201,404

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
District of Columbia - 2.4% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2026	1,000,000		1,216,510
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	8,500,000		10,704,730
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2023	4,250,000		4,534,112
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2024	2,500,000		2,667,125
				60,501,225
Florida - 4.9%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2026	5,000,000		5,953,900
Broward County School District, GO	5.00	7/1/2031	5,035,000		6,368,923
Florida Turnpike Authority, Revenue Bonds, Refunding, Ser. C	4.50	7/1/2040	8,710,000		9,398,525
Jacksonville, Revenue Bonds, Refunding (Better Jacksonville)	5.00	10/1/2021	2,500,000		2,668,850
Lee County, Revenue Bonds, Refunding, Ser. A	5.50	10/1/2024	5,000,000		5,346,100
Lee County, Revenue Bonds, Refunding, Ser. A	5.50	10/1/2023	3,565,000		3,811,769
Miami-Dade County Aviation, Revenue Bonds, Refunding (Miami International) Ser. A	5.50	10/1/2020	3,165,000	[b]	3,279,130
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	10,110,000		11,882,890
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	5,000,000		5,886,400
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	3,000,000		3,539,550
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2033	5,150,000		6,056,657
Orange County Convention Center, Revenue Bonds, Refunding	4.00	10/1/2031	5,000,000		5,669,000
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000		3,603,780

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Florida - 4.9% (continued)
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2026	3,000,000		3,686,520
Orange County School Board, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000		11,765,000
Palm Beach County School District, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000		11,504,200
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2030	7,840,000		9,255,355
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2031	2,855,000		3,358,907
Tampa Sports Authority, Revenue Bonds, Refunding	5.00	1/1/2024	90,000		103,535
The School Board of Miami-Dade County, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000		6,330,031
The School Board of Miami-Dade County, COP, Refunding, Ser. A	5.00	5/1/2026	5,600,000		6,609,848
				126,078,870
Georgia - 1.6%
Columbia County Water & Sewerage, Revenue Bonds, Refunding	5.00	6/1/2026	800,000		965,016
Columbia County Water & Sewerage, Revenue Bonds, Refunding	5.00	6/1/2029	1,140,000		1,456,669
Columbia County Water & Sewerage, Revenue Bonds, Refunding	5.00	6/1/2031	1,240,000		1,601,708
Columbia County Water & Sewerage, Revenue Bonds, Refunding	5.00	6/1/2025	300,000		353,409
DeKalb County Water & Sewerage, Revenue Bonds, Ser. A	5.25	10/1/2036	3,500,000		3,747,765
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2028	2,510,000		3,050,930
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2026	3,000,000		3,542,070
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2027	2,500,000		2,996,375
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2029	4,940,000		6,066,666
Main Street Natural Gas, Revenue Bonds, Ser. A	6.38	7/15/2038	1,335,000	[d]	13,350
Main Street Natural Gas, Revenue Bonds, Ser. A	4.00	9/1/2023	5,000,000		5,434,750
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2023	5,000,000		5,457,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Georgia - 1.6% (continued)
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.35	12/11/2020	7,500,000	7,559,850
				42,245,858
Idaho - .6%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group) Ser. D	5.00	12/1/2033	5,000,000	5,410,800
University of Idaho, Revenue Bonds, Refunding, Ser. 2011	5.25	4/1/2021	9,075,000	9,513,776
				14,924,576
Illinois - 5.4%
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2037	3,500,000	3,951,465
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000	4,247,925
Chicago II, GO, Ser. 2002B	5.25	1/1/2022	1,000,000	1,060,140
Chicago II, GO, Ser. A	5.00	1/1/2026	3,000,000	3,365,970
Chicago II, GO, Ser. A	5.00	1/1/2024	4,500,000	4,945,230
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	3,000,000	3,383,490
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,110,000	2,432,577
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	4,450,000	5,236,582
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	1,000,000	1,150,790
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2024	5,000,000	5,730,500
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	3,000,000	3,699,360
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	4,615,000	4,971,878
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	2,000,000	2,225,340
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	7,055,000	7,836,271

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Illinois - 5.4% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	2,000,000		2,405,860
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2027	2,500,000		2,994,850
Cook County, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000		7,232,049
Cook County School District No 100 South Berwyn, GO, Refunding (Insured; Build America Mutual) Ser. C	5.00	12/1/2024	1,720,000		1,975,592
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2035	5,205,000		5,887,480
DuPage & Cook Counties Township High School District No. 86 , GO	4.00	1/15/2033	2,000,000		2,278,380
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000		5,685,000
Illinois, GO, Refunding	5.00	2/1/2021	5,000,000		5,184,100
Illinois, GO, Refunding	5.00	8/1/2025	3,485,000		3,727,765
Illinois, GO, Refunding	5.00	8/1/2023	5,000,000		5,484,950
Illinois, GO, Refunding, Ser. A	5.00	10/1/2023	1,200,000		1,321,212
Illinois, GO, Refunding, Ser. A	5.00	10/1/2022	2,000,000		2,161,200
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000		4,536,240
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000		2,236,040
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	2,625,000		3,107,317
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000		5,196,220
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2024	5,030,000		5,814,680
Illinois Finance Authority, Revenue Bonds (The University of Chicago Medical Center Obligated Group) (LOC; Wells Fargo Bank) Ser. B	1.12	8/1/2044	1,000,000	[e]	1,000,000
Illinois State Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	5,000,000		5,867,800
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding	3.00	12/15/2032	5,000,000		5,282,200
Kendall County Forest Preserve District, GO, Refunding (Insured; Build America Mutual)	4.00	1/1/2027	2,270,000		2,466,173

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Illinois - 5.4% (continued)
St. Clair County Community Unit School District No. 19, GO, Refunding, Ser. B	5.00	2/1/2029	2,235,000	2,520,365
				138,602,991
Indiana - .8%
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000	2,734,533
Indiana Finance Authority, Revenue Bonds, Refunding (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000	965,100
Indiana Finance Authority, Revenue Bonds, Refunding (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000	909,845
Whiting, Revenue Bonds, Refunding (BP Products North America)	5.00	6/5/2026	12,500,000	14,824,000
				19,433,478
Iowa - .3%
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	7,000,000	8,308,160
Kansas - .5%
Kansas Department of Transportation, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2028	6,000,000	7,002,480
Kansas Department of Transportation, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2027	5,000,000	5,844,650
				12,847,130
Kentucky - 2.0%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	8,000,000	8,872,400
Kentucky State Property & Building Commission, Revenue Bonds (Project No. 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000	6,125,925
Kentucky State Property & Building Commission, Revenue Bonds (Project No. 112) Ser. A	5.00	2/1/2031	3,000,000	3,483,990
Kentucky State Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	4.00	11/1/2038	500,000	547,985
Kentucky State Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	4.00	11/1/2034	750,000	834,435
Kentucky State Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	4.00	11/1/2037	500,000	549,390

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Kentucky - 2.0% (continued)
Kentucky State Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	4.00	11/1/2035	500,000	553,030
Kentucky State Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	4.00	11/1/2036	750,000	827,325
Kentucky State Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	5.00	11/1/2033	1,000,000	1,208,720
Kentucky State Property & Building Commission, Revenue Bonds, Refunding (Project No. 100) Ser. A	5.00	8/1/2021	1,785,000	1,893,457
Kentucky State Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2022	5,000,000	5,506,800
Kentucky State Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2025	7,475,000	8,858,697
Kentucky State Property & Building Commission, Revenue Bonds, Refunding (Project No. 112) Ser. B	5.00	11/1/2026	5,000,000	6,027,700
Kentucky Turnpike Authority, Revenue Bonds (Revitalization Project) Ser. A	5.00	7/1/2031	675,000	754,198
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000	6,014,300
				52,058,352
Louisiana - .3%
Louisiana, GO, Refunding, Ser. C	5.00	8/1/2026	5,000,000	5,820,650
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	2,000,000	2,006,040
				7,826,690
Maine - .2%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2034	1,880,000	2,141,226
University of Maine, Revenue Bonds, Refunding	5.00	3/1/2027	3,085,000	3,443,107
				5,584,333
Maryland - 2.8%
Anne Arundel County, GO	5.00	10/1/2025	7,205,000	8,726,984
Anne Arundel County, GO, Refunding	5.00	4/1/2030	4,640,000	5,185,571
Maryland, GO	4.00	6/1/2027	18,700,000	20,863,590
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	5,000,000	5,486,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Maryland - 2.8% (continued)
Maryland Department of Transportation, Revenue Bonds	4.00	11/1/2027	1,300,000		1,464,762
Maryland Economic Development Corp., Revenue Bonds (Purple Line Light Rail Project)	5.00	3/31/2024	6,000,000		6,379,500
Montgomery County, GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[b]	11,827,900
Montgomery County, GO, Refunding, Ser. B	4.00	12/1/2030	12,000,000		13,124,520
				73,058,927
Massachusetts - 1.7%
Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR x .67 +.55%	1.83	11/1/2025	5,000,000	[c]	5,026,800
Massachusetts, GO, Ser. C	4.00	2/1/2029	5,000,000		5,510,750
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000		2,254,960
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000		5,799,200
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2033	5,815,000		7,160,591
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2033	800,000		976,520
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2031	620,000		761,261
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2032	770,000		943,905
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2030	700,000		864,297
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,000,000		1,176,350
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000		1,173,650
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	1,010,000		1,183,377
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding, Ser. A	5.75	8/1/2029	380,000		381,322

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Massachusetts - 1.7% (continued)
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2043	10,000,000	10,567,300
				43,780,283
Michigan - 2.2%
Byron Center Public Schools, GO, Refunding	5.00	5/1/2030	1,480,000	1,840,291
Byron Center Public Schools, GO, Refunding	5.00	5/1/2029	745,000	932,092
Byron Center Public Schools, GO, Refunding	5.00	5/1/2026	1,535,000	1,831,884
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000	1,123,030
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000	1,124,920
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000	1,526,324
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2027	3,000,000	3,491,100
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2028	2,500,000	2,901,250
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) (Great Lakes Water Authority) Ser. C3	5.00	7/1/2026	1,875,000	2,183,381
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D2	5.00	7/1/2026	2,500,000	2,911,175
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2035	5,000,000	5,415,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Michigan - 2.2% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2031	10,000,000		10,826,700
Michigan State Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2029	10,000,000		11,293,900
Michigan State Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2033	5,000,000		5,629,950
Michigan State Building Authority, Revenue Bonds, Refunding, Ser. IA	5.00	10/15/2022	2,400,000		2,659,704
				55,691,601
Minnesota - .1%
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	1,475,000		1,567,881
Mississippi - .4%
Mississippi Business Finance Corp., Revenue Bonds (Chevron U.S.A. Project) Ser. E	1.12	12/1/2030	4,700,000	[e]	4,700,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron U.S.A. Project) Ser. F	1.12	12/1/2030	1,000,000	[e]	1,000,000
The University of Southern Mississippi, Revenue Bonds, Refunding (Facilities Refinancing Project)	5.00	9/1/2025	250,000		299,980
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	1,650,000		1,898,804
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	1,000,000		1,153,000
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2030	1,105,000		1,280,220
				10,332,004
Missouri - 1.4%
Missouri Environmental Improvement & Energy Resources Authority, Revenue Bonds, Refunding (Escrowed to Maturity) Ser. A	5.00	7/1/2023	75,000		84,951
Missouri Environmental Improvement & Energy Resources Authority, Revenue Bonds, Refunding (Escrowed to Maturity) Ser. A	5.00	7/1/2022	65,000		71,286

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Missouri - 1.4% (continued)
Missouri Environmental Improvement & Energy Resources Authority, Revenue Bonds, Refunding (Escrowed to Maturity) Ser. A	5.00	7/1/2021	45,000	47,686
Missouri Highways & Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	24,625,000	27,815,907
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2028	6,000,000	7,595,220
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. C	4.00	11/15/2036	1,300,000	1,446,497
				37,061,547
Montana - .4%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	3,545,000	3,711,438
Montana Facility Finance Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2035	4,000,000	4,603,240
Montana Facility Finance Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2036	2,500,000	2,867,850
				11,182,528
Nebraska - .1%
Lincoln Electric System, Revenue Bonds, Refunding	5.00	9/1/2030	1,650,000	2,026,877
Nevada - 1.8%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/15/2029	5,280,000	6,450,048
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2028	5,000,000	6,252,400
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	6/15/2033	5,000,000	6,179,400
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2024	5,000,000	5,776,200
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2027	5,000,000	5,941,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Nevada - 1.8% (continued)
Clark County School District, GO, Ser. B	5.00	6/15/2028	10,005,000	12,484,139
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	3,100,000	3,403,211
				46,487,198
New Jersey - 5.9%
Bergen County, GO, Refunding	3.00	7/15/2028	3,025,000	3,322,206
Bergen County, GO, Refunding	3.00	7/15/2027	3,505,000	3,893,564
New Jersey, GO	5.00	6/1/2027	2,000,000	2,440,720
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2023	5,000,000	5,395,550
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2021	10,000,000	10,512,200
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2024	5,000,000	5,382,950
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. K	5.25	12/15/2020	5,000,000	5,194,150
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. K	5.50	12/15/2019	1,410,000	1,411,904
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2025	13,000,000	14,383,200
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2023	10,000,000	11,381,000
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. PP	5.00	6/15/2020	5,000,000	5,093,950
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health Obligated Group) Ser. A	5.00	7/1/2022	1,830,000	2,003,685
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health Obligated Group) Ser. A	5.00	7/1/2024	3,005,000	3,288,582

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New Jersey - 5.9% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000	1,142,350
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000	1,237,243
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,188,200
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000	5,106,735
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	12/15/2021	10,000,000	10,816,900
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	10,000,000	11,991,300
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	12/15/2021	3,000,000	3,226,950
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.50	6/15/2031	5,000,000	5,272,250
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	14,411,880
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,000,000	9,554,000
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000	7,228,140
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000	6,090,500
Township of Branchburg, GO, Refunding	3.00	9/1/2027	1,015,000	1,106,512
				152,076,621
New Mexico - .1%
New Mexico Finance Authority, Revenue Bonds, Ser. C	5.00	6/1/2029	1,615,000	1,909,834

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 13.9%
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		6,099,900
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	10,000,000		12,177,300
Metropolitan Transportation Authority, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. D2	1.18	11/1/2035	300,000	[e]	300,000
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A1	5.00	11/15/2024	10,000,000		11,633,200
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	5,000,000		6,320,200
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2026	10,185,000		12,496,180
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		11,998,200
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000		5,310,250
Nassau County, GO, Refunding, Ser. B	5.00	4/1/2036	4,000,000		4,783,880
Nassau County, GO, Refunding, Ser. C	5.00	10/1/2028	10,000,000		12,435,800
New York City, GO (LOC; Mizuho Bank, Ltd.) Ser. A3	1.18	10/1/2040	1,400,000	[e]	1,400,000
New York City, GO, Refunding (LOC; TD Bank) Ser. I4	1.19	4/1/2036	700,000	[e]	700,000
New York City, GO, Refunding, Ser. A	5.00	8/1/2024	5,000,000		5,858,200
New York City, GO, Refunding, Ser. G	5.00	8/1/2023	5,000,000		5,685,050
New York City, GO, Refunding, Ser. I	5.00	8/1/2026	5,660,000		6,212,473
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000		3,157,560
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	10,000,000		11,167,100
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,564,000
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	10,000,000		12,614,200

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 13.9% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2035	5,295,000		6,461,806
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,000,000		1,105,230
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	1,250,000		1,337,838
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[f]	17,015,614
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[f]	3,929,275
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	5,000,000		6,238,250
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York) Ser. A	5.00	7/1/2032	10,000,000		11,759,200
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser B	5.00	2/15/2040	3,460,000		4,170,338
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	7,000,000		8,419,950
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2034	2,500,000		2,855,200
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	5,165,000		5,944,398
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2033	5,685,000		6,870,493
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2033	20,000,000		23,296,600
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2040	10,000,000		11,401,400
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. K	5.00	1/1/2032	3,000,000		3,493,830

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 13.9% (continued)
New York State Urban Development Corp., Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A2	5.50	3/15/2024	10,000,000		11,816,200
New York State Urban Development Corp., Revenue Bonds, Ser. C	5.00	3/15/2029	10,000,000		11,143,200
New York State Urban Development Corp., Revenue Bonds, Ser. E	5.00	3/15/2026	5,000,000		5,593,800
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2025	20,000,000		23,078,400
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000		2,761,200
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000		2,217,440
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2033	1,200,000		1,377,972
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2032	1,000,000		1,150,980
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	10,000,000		11,627,100
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2032	4,780,000		5,375,970
Suffolk County, GO, Refunding (Insured; Build America Mutual) Ser. D	4.00	10/15/2028	4,810,000		5,544,631
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[a]	8,039,100
Troy Capital Resource Corp., Revenue Bonds, Refunding	5.00	9/1/2031	1,625,000		2,022,053
Troy Capital Resource Corp., Revenue Bonds, Refunding	5.00	9/1/2030	875,000		1,094,713
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	5,000,000		5,587,850

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
New York - 13.9% (continued)
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2026	2,500,000	2,878,500
				358,522,024
North Carolina - .6%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	3,400,000	4,216,510
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	3,780,000	4,702,622
Wake County, GO, Refunding, Ser. B	4.00	5/1/2031	3,245,000	3,514,238
Wake County, GO, Refunding, Ser. B	4.00	5/1/2030	3,000,000	3,255,900
				15,689,270
Ohio - 1.1%
Hamilton County Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,250,000	2,631,285
Hamilton County Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2026	3,500,000	4,005,890
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) (LOC; PNC Bank NA) Ser. A	1.18	1/15/2046	3,200,000	[e] 3,200,000
Ohio Air Quality Development Authority, Revenue Bonds, Refunding	2.60	10/1/2029	2,500,000	2,507,825
Ohio Air Quality Development Authority, Revenue Bonds, Refunding (American Electric Power Co.) Ser. A	2.10	10/1/2024	6,000,000	6,017,880
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	1,905,000	2,069,649
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	4,615,000	4,907,268
Warrensville Heights City School District, GO (Insured; Build America Mutual) Ser. A	5.00	12/1/2044	2,040,000	2,332,250
				27,672,047
Oregon - 1.8%
Multnomah & Clackamas Counties School District No. 10, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2030	10,000,000	12,381,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Oregon - 1.8% (continued)
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	3,285,000		3,475,366
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000		15,653,253
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000		13,242,416
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Obligated Group) Ser. A	5.00	5/15/2038	2,095,000		2,550,746
				47,303,581
Pennsylvania - 10.0%
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project)	4.00	11/1/2032	1,400,000		1,505,392
Chambersburg Area School District, GO, Refunding (Insured; State Aid Withholding)	4.00	3/1/2028	2,435,000		2,811,938
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000		2,345,875
Clarion County Industrial Development Authority, Revenue Bonds, Refunding	2.45	12/3/2029	3,000,000		3,020,820
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2033	3,250,000		3,967,242
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000		4,295,480
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	4,000,000		4,928,040
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group Project)	4.00	9/1/2034	1,155,000		1,296,291
Pennsylvania, GO	5.00	3/15/2031	5,000,000		5,813,500
Pennsylvania, GO	5.00	9/15/2029	7,000,000		8,436,960
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2022	7,540,000	[b]	8,265,499
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2023	11,520,000	[b]	12,983,962
Pennsylvania, GO, Refunding	4.00	1/1/2030	5,000,000		5,651,700
Pennsylvania, GO, Refunding	5.00	7/15/2027	6,065,000		7,510,168
Pennsylvania, GO, Refunding	5.00	7/15/2028	10,000,000		12,613,100
Pennsylvania, GO, Refunding	5.00	8/15/2023	5,000,000		5,674,400

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 10.0% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2032	3,305,000	3,673,574
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2035	6,000,000	6,697,020
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	4,175,475
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (St. Joseph's University) Ser. A	5.00	11/1/2034	2,240,000	2,303,840
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvani Health System Obligated Group)	4.00	8/15/2044	2,500,000	2,771,275
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvani Health System Obligated Group) Ser. C	5.00	8/15/2024	5,000,000	5,852,450
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000	1,539,226
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000	2,854,022
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT1	5.00	6/15/2029	5,000,000	5,972,950
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	8,710,000	9,228,071
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	2,075,000	2,213,672
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000	11,970,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	5,000,000	6,092,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2035	7,085,000	8,550,178
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B2	5.00	6/1/2033	10,000,000	12,121,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 10.0% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2029	7,925,000		9,433,365
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2022	5,110,000	[b]	5,698,672
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2021	3,740,000		4,012,347
Perkiomen Valley School District, GO (Insured; State Aid Withholding)	4.00	2/15/2031	5,000,000		5,493,950
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2026	3,400,000		4,148,204
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2025	3,455,000		4,113,938
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000		1,331,449
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	8,400,000		9,463,020
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	10,000,000		12,273,000
State Public School Building Authority, Revenue Bonds (The School District of Philadelphia Project) (Insured; State Aid Withholding)	5.00	4/1/2022	1,000,000		1,080,400
State Public School Building Authority, Revenue Bonds (The School District of Philadelphia Project) (Insured; State Aid Withholding)	5.00	4/1/2022	2,750,000	[b]	2,993,787
State Public School Building Authority, Revenue Bonds, Refunding (The School District of Philadelphia) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2025	5,000,000		5,896,750
State Public School Building Authority, Revenue Bonds, Refunding (The School District of Philadelphia) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000		5,896,400
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000		591,760
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000		612,535
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000		602,950

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Pennsylvania - 10.0% (continued)
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000	695,394
The School District of Philadelphia, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2023	3,000,000	3,308,760
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,180,490
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2027	1,140,000	1,350,980
				257,313,771
Rhode Island - .6%
Rhode Island, GO, Refunding, Ser. B	5.00	8/1/2029	5,290,000	6,575,205
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2047	2,045,000	2,407,415
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70	4.00	10/1/2049	4,990,000	5,478,072
				14,460,692
South Carolina - .8%
Dorchester County School District No. 2, Revenue Bonds, Refunding	5.00	12/1/2029	2,000,000	2,266,500
Dorchester County School District No. 2, Revenue Bonds, Refunding	5.00	12/1/2028	1,750,000	1,986,110
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2032	750,000	837,885
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2031	1,000,000	1,122,010
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2030	1,000,000	1,126,580
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	3,315,000	3,940,010
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2022	7,500,000	8,299,950
				19,579,045

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
South Dakota - .3%
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2027	500,000	550,580
Educational Enhancement Funding Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2025	1,800,000	1,989,126
South Dakota State Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2032	2,660,000	3,028,809
South Dakota State Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2031	1,250,000	1,427,063
				6,995,578
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp., Revenue Bonds	5.00	12/15/2020	1,690,000	1,751,296
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	1.18	11/1/2035	7,645,000	[e] 7,645,000
Memphis-Shelby County Industrial Development Board, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2029	5,840,000	7,086,081
Nashville & Davidson County Metropolitan Government, GO, Refunding	5.00	1/1/2030	5,000,000	6,076,600
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	4.00	5/1/2023	7,820,000	8,387,576
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	1,920,000	2,012,371
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	1,595,000	1,704,943
				34,663,867
Texas - 8.2%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000	4,816,823
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) (Insured; Texas Permanent School Fund Guarantee Program) Ser. A	4.00	12/1/2042	2,760,000	3,039,174
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000	1,370,395
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2023	1,100,000	1,182,368

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Texas - 8.2% (continued)
Culberson County-Allamoore Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2041	1,300,000	1,302,561
Dallas, GO, Refunding	5.00	2/15/2028	5,000,000	6,180,300
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	1,056,990
El Paso, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2030	1,125,000	1,441,395
Forney Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2027	2,200,000	2,625,436
Frisco Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2027	4,010,000	4,472,473
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	12,500,000	13,878,750
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	2,000,000	2,437,960
Harris County Flood Control District, Revenue Bonds, Refunding	5.00	10/1/2026	10,000,000	11,712,800
Houston, GO, Refunding, Ser. A	5.00	3/1/2029	5,000,000	6,136,750
Houston Community College System, GO	5.00	2/15/2032	8,200,000	9,057,884
Houston Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2028	5,000,000	5,518,600
Houston Texas Combined Utility System, Revenue Bonds, Refunding, Ser. B	4.50	11/15/2038	16,540,000	19,038,863
Houston Texas Combined Utility System, Revenue Bonds, Refunding, Ser. B	5.25	11/15/2033	5,000,000	6,141,600
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000	2,145,029
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000	1,711,557
Houston Texas Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000	2,141,493
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,606,820
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000	10,299,987

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Texas - 8.2% (continued)
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2026	10,000,000		11,454,300
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000		3,489,990
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	11,415,000		13,213,776
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000		2,214,975
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	5,000,000		5,485,700
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000		2,074,923
Pearland Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	5,000,000		5,957,800
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2029	5,000,000		6,038,850
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2028	4,500,000		5,457,375
Texas, GO, Refunding	5.00	10/1/2023	4,220,000		4,515,611
Texas, GO, Refunding	5.00	10/1/2024	4,000,000		4,641,680
Texas, GO, Refunding	5.00	10/1/2021	5,165,000	[b]	5,511,881
Texas, GO, Refunding, Ser. A	5.00	10/1/2027	8,470,000		10,170,352
Texas Municipal Power Agency, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000		2,560,925
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,929,300
				212,033,446
U.S. Related - .3%
Antonio B Won International Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	10/1/2033	1,000,000		1,143,680
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000		2,312,260
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000		2,324,760
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2018	2,500,000	[d]	1,815,625
				7,596,325

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Utah - .6%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000		2,888,616
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000		2,416,700
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000		3,038,700
Utah Associated Municipal Power Systems, Revenue Bonds, Refunding (Payson Power Project)	5.00	10/1/2021	5,675,000	[b]	6,061,467
				14,405,483
Vermont - .5%
University of Vermont & State Agricultural College, Revenue Bonds, Refunding	5.00	10/1/2040	740,000		862,041
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (Southwestern Vermont Medical Center Project) (LOC; TD Bank) Ser. A	1.14	10/1/2038	500,000	[e]	500,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000		11,845,100
				13,207,141
Virginia - .4%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	9,500,000		10,135,170
Washington - 3.9%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Green Bond) Ser. S1	5.00	11/1/2041	4,570,000		5,439,671
Energy Northwest, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	5,745,000		7,161,717
King County School District No. 411, GO, Refunding (Insured; School Board Guaranty)	4.50	12/1/2027	6,650,000		7,268,184
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2028	1,750,000		2,026,133
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2030	2,840,000		3,283,608
Port of Seattle, Revenue Bonds, Ser. A	5.00	4/1/2029	1,000,000		1,157,730
Washington, GO, Refunding, Ser. B	5.00	7/1/2032	5,000,000		5,941,750
Washington, GO, Refunding, Ser. R-2015C	5.00	7/1/2031	5,400,000		6,300,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Washington - 3.9% (continued)
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2030	1,300,000	1,608,503
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2028	1,250,000	1,504,975
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2029	1,000,000	1,221,520
Washington, GO, Ser. A1	5.00	8/1/2026	10,000,000	12,010,400
Washington, GO, Ser. A1	5.00	8/1/2031	5,165,000	6,119,492
Washington, Revenue Bonds, Ser. C	5.00	9/1/2023	5,000,000	5,693,850
Washington, Revenue Bonds, Ser. C	5.00	9/1/2022	5,000,000	5,521,450
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B2	5.00	8/1/2025	3,000,000	3,478,320
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B3	5.00	8/1/2026	5,000,000	5,917,900
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000	3,110,225
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000	2,343,380
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000	1,961,783
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000	2,580,050
Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2021	5,550,000	5,918,575
Washington State University, Revenue Bonds, Refunding (Green Bond)	5.00	10/1/2028	1,000,000	1,277,190
Washington State University, Revenue Bonds, Refunding (Green Bond)	5.00	10/1/2027	1,000,000	1,255,860
				100,102,338
Wisconsin - .4%
Wisconsin, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2029	3,140,000	3,906,097

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.4% (continued)
Wisconsin - .4% (continued)
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,000,000	2,288,840
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000	1,151,420
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2032	500,000	572,785
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	1,000,000	1,148,990
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,000,000	1,147,030
				10,215,162
Total Investments (cost $2,485,314,633)			101.4%	2,609,115,426
Liabilities, Less Cash and Receivables			(1.4%)	(34,815,173)
Net Assets			100.0%	2,574,300,253

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Non-income producing—security in default.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $20,944,889 or .81% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	2,609,115,426	−	2,609,115,426

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2019, accumulated net unrealized appreciation on investments was $123,800,793, consisting of $125,577,658 gross unrealized appreciation and $1,776,865 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.